BETTER 10Q - FAIR VALUE MEASUREMENTS - Change in Fair Value of Derivative Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IRLCs
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at beginning of period	$ (1,513)	$ 7,568	$ 7,568	$ 39,972
Change in fair value	999	(7,371)	(9,081)	(32,404)
Balance at end of period	(514)	197	(1,513)	7,568
Bifurcated derivative
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at beginning of period	236,603	0	0	0
Change in fair value	1,064	277,777	236,603	0
Balance at end of period	$ 237,667	$ 277,777	$ 236,603	$ 0